Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations

Note 1 – Nature of Operations

Nature of Operations

Tradewinds Universal, Inc. (“Tradewinds” or the “Company”) was incorporated in Wyoming on December 21, 2021, as a holding company focused on acquiring and developing businesses with long-term value, resilience, and growth potential. Initially, the Company developed and distributed high-nutrition foods and beverages, including edible insect protein-based products, and in 2022, acquired a canine pain relief formula for development into pet treats.

In August 2025, the Company signed a Letter of Intent with Peppermint Hippo™, a company that generates an estimated $30 million in annual revenue, to launch a nightlife and hospitality division. This will begin with the planned acquisition of Peppermint Hippo Toledo and a staged rollout of several additional clubs across the country.

 Note 1 – Nature of Operations

Nature of Operations

Tradewinds Universal (“Tradewinds” or the “Company”) was established in Wyoming on December 21, 2021, with a focus on developing, manufacturing, and distributing high-nutrient edible insect protein bars, shakes, and other nutritious foods, snacks, and beverages.

Furthermore, on December 11, 2022, Tradewinds acquired a pain relief formula for dogs, which it plans to produce and distribute as treats, as well as offer licensing rights for the formula.